Stock-Based Awards - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross		4,509,673
Weighted average fair value of stock options granted		$ 1.48	$ 6.32
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock purchased			25,563
Common Stock [Member] | Employee Service Based Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross	3,750
Weighted average fair value of stock options granted	$ 0.41
Performance Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized stock-based compensation expense related to unvested share-based awards	$ 1.6
Grant of restricted stock		0
Grant weighted average grant date fair value per share		$ 0
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant of restricted stock		185,871
Grant weighted average grant date fair value per share		$ 1.9
Restricted Stock Units (RSUs) [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant of restricted stock	123,125
Grant weighted average grant date fair value per share	$ 0.55
Restricted Stock Units (RSUs) [Member] | Minimum [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement , requisite service period	18 months
Restricted Stock Units (RSUs) [Member] | Maximum [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement , requisite service period	4 years
Service Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized stock-based compensation expense related to unvested share-based awards	$ 4.3
Period for recognition of unrecognized expense	2 years
2018 Stock Option and Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	7,231,663	3,102,231
2019 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	593,239	593,239
Percentage of purchase price of common stock under the ESPP	85.00%	85.00%
Common stock purchased	0	120,013	25,563